Consolidated Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Capital stock	Share premium	Statutory reserve	Stock repurchase reserve	Equity accounted investees share of OCI	Remeasurement of defined benefit liability	Accumulated deficit	Total	Non-controlling interest
Beginning balance at Dec. 31, 2022	$ (730,832)	$ 4,598,016	$ (2,182,889)	$ 24,750	$ 29,703	$ (6,577)	$ 16,351	$ (3,212,155)	$ (732,801)	$ 1,969
Capital stock increase (Note 26(a))	4,057	4,057							4,057
Capital stock decrease (Note 26(a))	(275,167)	(275,167)							(275,167)
Total comprehensive income for the year:
Income for the year	273,368							273,334	273,334	34
Other comprehensive income (loss)	(4,351)						(3,251)	(1,100)	(4,351)
Ending balance at Dec. 31, 2023	(732,925)	4,326,906	(2,182,889)	24,750	29,703	(6,577)	13,100	(2,939,921)	(734,928)	2,003
Share base plan (Note 23)	12,448							12,448	12,448
Capital stock increase (Note 26(a))	17,660	17,660							17,660
Capital stock decrease (Note 26(a))	(818,544)	(818,544)							(818,544)
Total comprehensive income for the year:
Income for the year	617,486							617,439	617,439	47
Other comprehensive income (loss)	3,961						4,056	(95)	3,961
Ending balance at Dec. 31, 2024	(899,914)	3,526,022	(2,182,889)	24,750	29,703	(6,577)	17,156	(2,310,129)	(901,964)	2,050
Share base plan (Note 23)	7,373							7,373	7,373
Capital stock increase (Note 26(a))	689	17,137						(16,448)	689
Capital stock decrease (Note 26(a))	(204,636)	(204,636)							(204,636)
Capital stock increase through Initial Public Offering, net of costs of transaction (Note 26(a))	165,591	165,591							165,591
Total comprehensive income for the year:
Income for the year	351,861							351,861	351,861
Other comprehensive income (loss)	(13,180)						(11,925)	(1,255)	(13,180)
Ending balance at Dec. 31, 2025	$ (592,216)	$ 3,504,114	$ (2,182,889)	$ 24,750	$ 29,703	$ (6,577)	$ 5,231	$ (1,968,598)	$ (594,266)	$ 2,050